Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3			¥ 2,000
Investment funds
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3		¥ 610	325
Other asset-backed securities and debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3			¥ 106
Loans Held-for-Sale
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 176,055